Debt, cash and cash equivalents and lease liabilities - Disclosure of Movement In Total Debt (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of debt [line items]
Borrowings at beginning of period		€ 19,218	€ 20,250	€ 22,631
Repayments		(3,684)	(2,718)	(2,241)
New borrowings		48	1,549	0
Other cash flows		895	(330)	(812)
Currency translation differences		(22)	442	381
Reclassification from non-current to current		0	7	0
Other items		76	18	291
Borrowings at end of period		16,531	19,218	20,250
Net change in short-term debt and other financial instruments	[1]	765	215	(414)
Net change in borrowings through change in scope of consolidation				299
Commercial paper program in USA
Disclosure of debt [line items]
Net change in short-term debt and other financial instruments		946
Long-term debt
Disclosure of debt [line items]
Borrowings at beginning of period		14,857	17,123	19,745
Repayments		(12)	(11)	(38)
New borrowings		48	1,549	0
Other cash flows		0	0	0
Currency translation differences		(30)	56	124
Reclassification from non-current to current		(604)	(3,632)	(2,704)
Other items		88	(228)	(4)
Borrowings at end of period		14,347	14,857	17,123
Short-term debt and current portion of long-term debt
Disclosure of debt [line items]
Borrowings at beginning of period		4,174	3,183	2,767
Repayments		(3,672)	(2,707)	(2,203)
New borrowings		0	0	0
Other cash flows		903	43	(615)
Currency translation differences		(21)	20	248
Reclassification from non-current to current		604	3,632	2,704
Other items		57	3	282
Borrowings at end of period		2,045	4,174	3,183
Interest rate and currency derivatives used to manage debt
Disclosure of debt [line items]
Borrowings at beginning of period		187	(56)	119
Repayments		0	0	0
New borrowings		0	0	0
Other cash flows		(8)	(373)	(197)
Currency translation differences		29	366	9
Reclassification from non-current to current		0	7	0
Other items		(69)	243	13
Borrowings at end of period		€ 139	€ 187	€ (56)

[1]	For 2023, this line item includes €946 million related to the US commercial paper program. For 2023, 2022 and 2021, it also includes realized foreign exchange differences on (i) cash and cash equivalents in non-functional currencies (primarily the US dollar) and (ii) derivative instruments used to manage such cash and cash equivalents.